Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
CAE Inc.(a)	582,570	$14,000,469

Airlines — 0.1%
Air Canada(a)	349,255	5,686,723

Auto Components — 1.1%
Magna International Inc.	566,313	42,447,430

Banks — 24.9%
Bank of Montreal	1,280,696	133,378,055
Bank of Nova Scotia (The)	2,400,303	149,905,024
Canadian Imperial Bank of Commerce	887,244	98,937,655
National Bank of Canada	667,340	51,858,657
Royal Bank of Canada	2,728,900	269,803,178
Toronto-Dominion Bank (The)	3,481,062	245,659,509
		949,542,078
Capital Markets — 4.6%
Brookfield Asset Management Inc., Class A	2,640,798	147,477,028
IGM Financial Inc.	167,343	6,048,163
Onex Corp.	151,843	11,032,970
TMX Group Ltd.	111,904	10,859,712
		175,417,873
Chemicals — 2.0%
Nutrien Ltd.	1,128,072	74,777,985

Commercial Services & Supplies — 0.7%
GFL Environmental Inc.	314,331	12,113,597
Ritchie Bros Auctioneers Inc.	219,428	14,894,205
		27,007,802
Construction & Engineering — 0.8%
WSP Global Inc.	232,462	32,334,865

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	300,172	14,730,739

Diversified Telecommunication Services — 0.7%
BCE Inc.	145,798	7,337,550
TELUS Corp.	885,536	20,241,615
		27,579,165
Electric Utilities — 2.1%
Emera Inc.	503,842	23,148,058
Fortis Inc.	929,199	40,195,340
Hydro One Ltd.(b)	653,254	15,970,192
		79,313,590
Electrical Equipment — 0.2%
Ballard Power Systems Inc.(a)(c)	478,495	7,285,395

Equity Real Estate Investment Trusts (REITs) — 0.3%
Canadian Apartment Properties REIT	168,275	7,490,013
RioCan REIT	312,985	5,206,412
		12,696,425
Food & Staples Retailing — 3.6%
Alimentation Couche-Tard Inc., Class B	1,674,409	61,342,785
Empire Co. Ltd., Class A, NVS	340,744	9,770,600
George Weston Ltd.	151,219	15,959,408
Loblaw Companies Ltd.	343,593	25,901,606
Metro Inc.	490,500	23,406,693
		136,381,092

Security	Shares	Value

Food Products — 0.3%
Saputo Inc.	492,883	$10,911,371

Gas Utilities — 0.3%
AltaGas Ltd.	556,621	10,588,195

Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International Inc.	546,942	30,599,980

Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp., Class A	256,661	9,543,542
Northland Power Inc.	447,782	13,404,191
		22,947,733
Insurance — 6.8%
Fairfax Financial Holdings Ltd.	53,677	23,822,596
Great-West Lifeco Inc.	552,580	16,039,505
iA Financial Corp. Inc.	213,836	11,362,627
Intact Financial Corp.	348,483	43,243,591
Manulife Financial Corp.	3,844,121	68,730,458
Power Corp. of Canada	1,109,271	35,784,616
Sun Life Financial Inc.	1,159,184	61,550,316
		260,533,709
IT Services — 10.0%
CGI Inc.(a)	445,312	37,202,002
Nuvei Corp.(a)(b)	113,165	11,143,313
Shopify Inc., Class A(a)	217,899	331,088,102
		379,433,417
Media — 0.9%
Quebecor Inc., Class B	336,327	7,485,049
Shaw Communications Inc., Class B, NVS	909,282	26,336,400
		33,821,449
Metals & Mining — 7.8%
Agnico Eagle Mines Ltd.	481,880	24,021,385
Barrick Gold Corp.	3,522,246	66,945,973
First Quantum Minerals Ltd.	1,164,508	24,822,539
Franco-Nevada Corp.	377,568	51,776,870
Ivanhoe Mines Ltd., Class A(a)(c)	1,202,061	9,541,586
Kinross Gold Corp.	2,506,479	14,872,684
Kirkland Lake Gold Ltd.	530,604	20,979,927
Lundin Mining Corp.	1,320,048	10,364,461
Pan American Silver Corp.	420,926	10,751,744
Teck Resources Ltd., Class B	936,233	24,830,384
Wheaton Precious Metals Corp.	890,756	37,249,353
		296,156,906
Multi-Utilities — 0.6%
Algonquin Power & Utilities Corp.	1,333,415	18,047,474
Canadian Utilities Ltd., Class A, NVS	259,317	6,962,756
		25,010,230
Multiline Retail — 1.1%
Canadian Tire Corp. Ltd., Class A, NVS	113,933	15,058,474
Dollarama Inc.	584,529	25,248,981
		40,307,455
Oil, Gas & Consumable Fuels — 14.2%
Cameco Corp.	790,665	18,438,225
Canadian Natural Resources Ltd.	2,343,042	95,816,286
Cenovus Energy Inc.	2,603,231	30,893,563
Enbridge Inc.	4,010,380	150,469,696
Imperial Oil Ltd.	511,455	16,907,703
Keyera Corp.	441,828	9,705,032
Parkland Corp.	299,828	7,740,677

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pembina Pipeline Corp.	1,089,750	$32,245,920
Suncor Energy Inc.	3,021,323	73,602,545
TC Energy Corp.	1,933,681	90,701,135
Tourmaline Oil Corp.	408,107	13,580,671
		540,101,453
Paper & Forest Products — 0.4%
West Fraser Timber Co. Ltd.	190,009	15,623,739

Pharmaceuticals — 0.5%
Bausch Health Cos Inc.(a)	604,325	14,343,524
Canopy Growth Corp.(a)(c)	456,006	4,897,571
		19,241,095
Professional Services — 1.1%
Thomson Reuters Corp.	344,457	41,215,118

Real Estate Management & Development — 0.4%
FirstService Corp.	78,219	15,034,556

Road & Rail — 7.4%
Canadian National Railway Co.	1,406,452	178,205,269
Canadian Pacific Railway Ltd.	1,320,337	92,401,368
TFI International Inc.	96,731	9,604,572
		280,211,209
Software — 3.0%
BlackBerry Ltd.(a)	1,073,872	10,230,555
Constellation Software Inc.	39,888	67,872,830
Lightspeed Commerce Inc.(a)	210,962	10,671,545
Open Text Corp.	541,516	25,671,618
		114,446,548
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.	394,289	15,972,802

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	164,538	13,820,445
Security	Shares	Value

Wireless Telecommunication Services — 0.8%
Rogers Communications Inc., Class B, NVS	701,872	$31,405,537

Total Common Stocks — 99.7%
(Cost: $3,720,345,761)		3,796,584,578

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	15,422,368	15,428,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,890,000	1,890,000
		17,318,537
Total Short-Term Investments — 0.4%
(Cost: $17,319,870)		17,318,537

Total Investments in Securities — 100.1%
(Cost: $3,737,665,631)		3,813,903,115

Other Assets, Less Liabilities — (0.1)%		(5,684,869)

Net Assets — 100.0%		$3,808,218,246

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,373,472	$6,056,872	(a)	$—	$(474)	$(1,333)	$15,428,537	15,422,368	$8,041	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,600,000	290,000	(a)	—	—	—	1,890,000	1,890,000	25		—
					$(474)	$(1,333)	$17,318,537		$8,066		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	49	12/16/21	$9,559	$129,119

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$3,796,584,578	$—	$—	$3,796,584,578
Money Market Funds	17,318,537	—	—	17,318,537
	$3,813,903,115	$—	$—	$3,813,903,115
Derivative financial instruments(a)
Assets
Futures Contracts	$129,119	$—	$—	$129,119

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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